Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds   98.5%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 401,286
5.000%, 06/01/38 525,000 560,736
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 247,521
4.000%, 09/01/36 525,000 529,570
Total Alabama 1,739,113
Arizona 1.9%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 474,332
Arizona Industrial Development Authority
Revenue Bonds
3.000% 02/01/45, Series A 110,000 85,810
6.000% 07/01/47
(a)
330,000 333,209
City of Phoenix Civic Improvement Corp.
Revenue Bonds
5.000% 07/01/25, Series B 500,000 508,300
4.000% 07/01/28, Series B 975,000 982,952
5.000% 07/01/36, Series D 1,500,000 1,613,925
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 332,939
4.000%, 01/01/38 1,720,000 1,725,821
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 559,066
Total Arizona 6,616,354
California 0.0%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 123,043
Colorado 4.1%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 165,528
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 99,750
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 282,441
5.000%, 12/01/27 160,000 169,770
5.000%, 11/15/29 325,000 344,390
5.000%, 12/01/29 555,000 594,380
5.000%, 11/15/30 2,700,000 2,972,845
5.000%, 12/01/30 150,000 164,485
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-1 500,000 533,499
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 08/01/35, Series A-2 200,000 212,735
4.000% 08/01/37, Series A 370,000 370,930
4.000% 08/01/38, Series A-1 500,000 496,856
5.000% 11/01/39, Series A 180,000 192,552
5.000% 11/15/41, Series A 250,000 272,267
4.000% 11/15/43, Series A 790,000 775,665
5.000% 08/01/44, Series A-2 1,200,000 1,241,183
5.000% 11/01/44, Series A 700,000 738,902
4.000% 11/15/46, Series A 715,000 683,490
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 224,345
Denver City & County School District No 1
4.000%, 12/01/31 500,000 515,668
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 94,281
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,112,517
4.000% 03/15/30, Series L 250,000 262,223
5.000% 12/15/33, Series A 1,000,000 1,135,872
4.000% 12/15/36, Series A 500,000 509,516
3.000% 12/15/37, Series A 250,000 224,530
Total Colorado 14,390,620
Connecticut 3.7%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 164,929
2.000% 11/15/36, Series B-3 250,000 191,338
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,053,108
5.000% 07/01/33, Series A 235,000 257,594
5.000% 07/01/35, Series A 265,000 286,794
3.000% 07/01/39, Series A 345,000 270,727
5.000% 12/01/45 775,000 794,474
5.000% 09/01/46, Series A
(a)
500,000 407,873
State of Connecticut
Series A
5.000%, 03/15/32 1,000,000 1,055,885
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 232,032
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 468,762
5.000% 01/01/29, Series A 520,000 565,895
5.000% 09/01/30, Series A 325,000 346,047
5.000% 10/01/31, Series B 125,000 137,417
5.000% 01/01/33, Series A 260,000 282,671
5.000% 05/01/33, Series A 465,000 534,938
5.000% 08/01/34, Series A 345,000 358,919
5.000% 05/01/35, Series A 450,000 514,354
4.000% 05/01/36, Series A 745,000 776,120
4.000% 09/01/36, Series A 750,000 763,398

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 11/01/36, Series D 750,000 850,647
4.000% 05/01/37, Series A 750,000 774,356
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 689,764
Total Connecticut 12,778,042
Delaware 0.8%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 596,759
5.000%, 10/01/40 715,000 766,533
5.000%, 10/01/45 1,205,000 1,276,398
Total Delaware 2,639,690
District of Columbia 1.6%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 500,037
5.000% 04/01/36 450,000 472,153
4.000% 07/15/40 130,000 125,519
District of Columbia
5.000% 10/15/32, Series A 200,000 224,195
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 263,671
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/28, Series A 900,000 910,237
5.000% 10/01/29, Series A 875,000 939,778
5.000% 10/01/30 200,000 211,939
5.000% 10/01/30, Series A 750,000 823,824
5.000% 10/01/32, Series A 350,000 386,873
5.000% 10/01/33, Series A 450,000 495,576
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 101,870
0.000% 10/01/37, Series A
(b)
500,000 264,276
Total District of Columbia 5,719,948
Florida 6.4%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 163,313
5.000%, 12/01/37 285,000 303,104
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 140,213
5.000% 04/01/42, Series A 1,500,000 1,586,122
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 143,383
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 740,704
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 07/01/35, Series B 390,000 396,225
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 427,753
5.000%, 10/01/32 385,000 416,699
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 303,493
4.000%, 09/01/30 250,000 257,527
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 171,684
4.000%, 07/01/39 500,000 485,904
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 1,000,000 1,012,274
5.000% 10/01/32, Series A 250,000 253,103
5.000% 10/01/33, Series A 1,000,000 1,008,575
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/30, Series B 250,000 260,652
5.000% 10/01/32, Series A 640,000 667,303
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,977,463
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 535,024
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 205,671
4.000% 06/01/36, Series A
(a)
400,000 312,720
4.000% 06/01/41, Series A
(a)
200,000 144,899
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 271,456
5.000%, 10/01/27 255,000 271,127
4.000%, 10/01/35 275,000 279,142
4.000%, 10/01/37 1,000,000 978,998
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 164,548
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,012,156
4.000%, 10/01/37 1,015,000 1,020,038
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 604,076

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 922,453
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 209,281
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 206,746
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 394,386
5.000% 08/01/30, Series D 685,000 710,307
School Board of Miami-Dade County (The),
Series A
Revenue Bonds
5.000%, 05/01/30 195,000 199,524
5.000%, 05/01/32 285,000 294,162
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,034,032
5.000% 07/01/34, Series A 250,000 280,970
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 370,000 342,431
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 157,975
5.000%, 10/01/34 1,000,000 1,051,667
Total Florida 22,319,283
Georgia 2.2%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 481,810
City of Atlanta GA Airport Passenger
Facility Charge
Revenue Bonds
5.000% 07/01/36, Series C 200,000 219,669
4.000% 07/01/37, Series D 1,000,000 1,005,854
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 785,000 917,335
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 526,006
5.000%, 02/15/42 805,000 827,035
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 180,919
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,143,583
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 966,357
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 208,298
State of Georgia
4.000% 02/01/26, Series A-2 215,000 215,865
5.000% 02/01/28, Series A-2 500,000 537,594
5.000% 07/01/28, Series F 460,000 494,272
Total Georgia 7,724,597
Hawaii 0.5%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 365,367
State of Hawaii
5.000% 01/01/26 500,000 523,790
5.000% 08/01/26, Series EO 200,000 203,729
5.000% 10/01/27, Series FH 325,000 346,555
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 380,148
Total Hawaii 1,819,589
Illinois 7.3%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 141,485
5.000% 12/01/30, Series A 150,000 155,698
0.000% 12/01/31, Series A
(b)
355,000 250,119
0.000% 12/01/31, Series B-1
(b)
220,000 154,998
5.000% 12/01/33, Series A 850,000 888,727
5.000% 12/01/34, Series A 350,000 364,395
5.000% 12/01/35, Series A 250,000 258,604
5.250% 12/01/35, Series C 130,000 131,271
4.000% 12/01/36, Series B 1,200,000 1,131,551
5.000% 12/01/36, Series A 300,000 308,231
5.000% 12/01/37, Series A 600,000 611,871
5.000% 12/01/38, Series A 1,800,000 1,828,888
5.250% 12/01/39, Series C 875,000 876,492
5.000% 12/01/41, Series A 250,000 251,816
5.000% 12/01/42, Series A 200,000 196,581
4.000% 12/01/43, Series A 1,500,000 1,312,487
5.000% 12/01/47, Series A 2,000,000 1,977,657
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 192,021
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 569,180
5.000% 01/01/31, Series B 450,000 461,636
5.000% 01/01/33, Series A 550,000 558,347
5.000% 01/01/33, Series B 330,000 352,191
5.000% 01/01/34, Series A 500,000 508,377
5.000% 01/01/34, Series B 675,000 720,419
5.000% 01/01/34, Series C 640,000 671,229
5.000% 01/01/35, Series B 350,000 367,079
4.000% 01/01/36, Series A 195,000 200,506

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 234,356
4.000% 01/01/34, Series B 188,000 189,561
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 189,936
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 681,255
5.000% 07/01/28 115,000 122,843
5.000% 07/01/31 140,000 149,707
5.000% 08/15/33, Series A 250,000 281,984
4.000% 08/15/37, Series A 500,000 502,079
4.125% 08/15/37, Series C 840,000 823,552
4.125% 11/15/37, Series A 235,000 234,397
4.000% 08/15/41, Series A 600,000 584,802
5.500% 08/01/43, Series A
(a)
500,000 509,476
4.125% 05/01/45 170,000 163,773
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 972,172
5.000% 01/01/31, Series C 150,000 168,543
4.000% 12/01/31, Series A 320,000 327,448
5.000% 12/01/31, Series A 435,000 456,172
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(b)
100,000 83,542
0.000% 12/15/29, Series A
(b)
160,000 126,966
0.000% 06/15/30
(b)
370,000 288,183
0.000% 06/15/30, Series A
(b)
415,000 323,786
0.000% 06/15/36, Series A
(b)
540,000 323,830
0.000% 12/15/36, Series A
(b)
750,000 426,941
0.000% 12/15/41, Series B
(b)
280,000 117,355
5.000% 06/15/42, Series B 1,000,000 1,050,703
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 204,185
State of Illinois
4.000% 06/01/33 100,000 100,060
4.000% 03/01/39, Series A 200,000 192,914
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 237,394
Total Illinois 25,509,771
Indiana 0.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 144,082
Indiana Finance Authority
Revenue Bonds
5.000% 02/01/26, Series A 160,000 167,723
3.000% 11/01/30, Series A 150,000 137,043
4.000% 11/01/33, Series C 100,000 103,006
5.000% 12/01/35, Series A 150,000 154,862
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 231,659
Total Indiana 938,375
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Iowa 0.1%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 133,783
5.000% 05/15/43, Series A 160,000 124,843
Total Iowa 258,626
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 669,691
Kentucky 0.5%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 256,087
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 301,537
4.000%, 10/01/35 1,000,000 1,005,927
Total Kentucky 1,563,551
Louisiana 0.3%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 630,084
State of Louisiana
Series B
5.000%, 08/01/27 230,000 243,273
Total Louisiana 873,357
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 722,854
Maryland 2.5%
County of Howard
Series B
5.000%, 02/15/28 225,000 242,558
County of Montgomery, Series A
5.000%, 11/01/26 150,000 159,761
5.000%, 12/01/27 250,000 256,231
5.000%, 08/01/30 300,000 346,942
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 225,686
2.200% 09/01/36, Series C 350,000 280,859
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 161,539
5.000% 05/15/45, Series A 250,000 256,070
5.500% 01/01/46, Series A 750,000 766,571
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 108,711

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland Water Infrastructure Financing
Administration
Revenue Bonds
2.800%, 03/01/26 150,000 146,788
3.000%, 03/01/30 310,000 303,181
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 343,084
State of Maryland
5.000% 03/15/26, Series A 305,000 321,146
4.000% 06/01/27 430,000 433,316
5.000% 08/01/30, Series A 1,500,000 1,704,560
5.000% 03/01/31, Series A 415,000 485,044
5.000% 03/15/31, Series 2 640,000 735,551
5.000% 03/15/31, Series A 895,000 982,580
5.000% 03/15/32, Series 2 265,000 298,953
Total Maryland 8,559,131
Massachusetts 2.5%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 270,757
5.000% 07/01/28, Series A 200,000 211,917
5.000% 11/01/30, Series E 325,000 375,728
5.000% 07/01/31, Series B 790,000 841,750
5.000% 11/01/31, Series E 250,000 273,851
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(b)
435,000 379,460
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 401,683
5.000% 10/01/25 250,000 251,870
5.000% 07/01/34, Series E 110,000 113,749
5.000% 07/01/36, Series I 150,000 155,402
5.000% 07/01/36, Series K 150,000 159,998
4.000% 07/01/38, Series K 150,000 141,292
5.000% 10/01/38 400,000 393,727
4.000% 07/01/40 200,000 170,769
5.000% 07/01/41, Series I 350,000 352,361
5.000% 07/01/43, Series J2 850,000 881,740
5.000% 07/01/44, Series A 200,000 200,043
5.000% 07/01/46 1,000,000 1,009,309
Massachusetts Housing Finance Agency,
Series B-2
Revenue Bonds
0.800%, 12/01/25 500,000 471,201
0.900%, 06/01/26 475,000 443,682
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 267,345
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 511,304
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 501,789
Total Massachusetts 8,780,727
Michigan 2.7%
City of Detroit
5.000% 04/01/35 400,000 409,479
5.000% 04/01/46, Series A 725,000 725,408
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 165,275
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 224,102
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 217,546
5.000% 07/01/31, Series C 1,565,000 1,651,689
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/27, Series C-3 1,500,000 1,521,543
5.000% 10/01/29, Series B 275,000 292,830
5.000% 07/01/31, Series C-3 350,000 355,955
5.000% 07/01/32, Series C-3 500,000 506,299
3.125% 12/01/35, Series A 100,000 94,757
5.000% 11/15/41 450,000 460,193
3.250% 11/15/42 150,000 123,088
5.000% 12/01/42, Series A-MI 605,000 627,366
4.000% 02/15/44, Series A 500,000 481,667
5.000% 11/01/44, Series A 1,400,000 1,429,688
Michigan State Building Authority
Series I
Revenue Bonds
5.000%, 04/15/32 155,000 161,742
Total Michigan 9,448,627
Minnesota 0.7%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 194,816
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 196,740
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 212,564
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 314,381
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 97,841

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 997,018
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 278,327
Total Minnesota 2,291,687
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 172,291
Missouri 2.0%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 481,799
4.000% 07/01/46, Series A 1,600,000 1,546,596
Health & Educational Facilities Authority of
The State of Missouri
Revenue Bonds
5.000% 05/15/40 1,975,000 1,552,057
4.000% 05/15/42, Series A 950,000 927,345
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 136,745
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 969,874
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 794,243
4.000%, 12/01/32 200,000 202,861
4.000%, 12/01/33 120,000 121,487
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 94,121
Total Missouri 6,827,128
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 339,303
Nebraska 0.5%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 612,540
4.100% 09/01/38, Series C 1,000,000 977,875
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 307,046
Total Nebraska 1,897,461
New Jersey 10.0%
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 130,182
4.000% 11/01/27, Series A 370,000 382,465
5.000% 06/15/30, Series B 210,000 229,716
3.125% 07/01/31, Series A 145,000 141,131
5.000% 06/15/32, Series EEE 175,000 190,766
4.000% 06/15/34, Series QQQ 350,000 359,190
4.000% 07/01/34, Series A 1,065,000 1,069,794
5.000% 06/15/36, Series AAA 525,000 551,261
5.000% 11/01/36, Series A 675,000 751,140
4.000% 06/15/37, Series QQQ 200,000 200,985
4.000% 06/15/44 1,000,000 965,416
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 230,387
5.000% 10/01/36 1,325,000 1,406,970
5.000% 10/01/37 1,105,000 1,168,575
4.000% 07/01/44 435,000 416,468
New Jersey Housing & Mortgage Finance
Agency
Revenue Bonds
4.000% 04/01/25, Series D 225,000 225,221
4.250% 10/01/37, Series I 495,000 487,075
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(b)
180,000 165,038
0.000% 12/15/26, Series C
(b)
210,000 186,421
5.000% 06/15/27, Series A-1 385,000 403,200
0.000% 12/15/27, Series A
(b)
300,000 257,740
0.000% 12/15/27, Series C
(b)
350,000 301,991
5.000% 06/15/28, Series A-1 240,000 251,739
0.000% 12/15/28, Series A
(b)
335,000 277,660
5.000% 06/15/29, Series BB-1 245,000 267,910
0.000% 12/15/29, Series A
(b)
850,000 676,981
5.000% 06/15/30, Series A 835,000 876,345
0.000% 12/15/30, Series C
(b)
225,000 173,115
5.000% 06/15/31, Series A 470,000 531,362
5.000% 06/15/31, Series BB 115,000 125,633
5.000% 06/15/32, Series D 385,000 393,966
5.250% 06/15/32, Series C 445,000 456,437
0.000% 12/15/32, Series C
(b)
2,205,000 1,581,235
0.000% 12/15/32, Series A
(b)
595,000 413,516
5.000% 12/15/32, Series A 2,215,000 2,410,943
5.000% 06/15/33, Series A 1,000,000 1,122,326
5.000% 06/15/33, Series BB-1 1,250,000 1,361,515
0.000% 12/15/33, Series C
(b)
705,000 483,726
5.000% 06/15/34, Series 2014 250,000 279,200
0.000% 12/15/34, Series A
(b)
815,000 513,403
0.000% 12/15/34, Series A
(b)
130,000 81,893
0.000% 12/15/34, Series C
(b)
250,000 163,588
5.000% 12/15/34, Series A 1,075,000 1,159,108

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.750% 06/15/35, Series AA 350,000 359,192
5.000% 06/15/35, Series AA 2,000,000 2,255,995
0.000% 12/15/35, Series A
(b)
165,000 98,867
4.000% 06/15/36, Series A 850,000 859,235
4.000% 06/15/36, Series AA 120,000 121,117
5.000% 06/15/36, Series AA 945,000 1,051,114
4.000% 06/15/37, Series BB 250,000 250,833
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 1,260,000 1,327,075
5.000% 01/01/32, Series B 255,000 278,329
5.000% 01/01/32, Series E 1,695,000 1,806,718
4.000% 01/01/33, Series G 225,000 233,488
5.000% 01/01/33, Series A 270,000 274,952
5.000% 01/01/33, Series B 750,000 817,893
5.000% 01/01/34, Series A 205,000 219,542
5.000% 01/01/34, Series E 395,000 406,689
5.000% 01/01/36, Series G 435,000 468,647
Total New Jersey 34,652,419
New Mexico 0.1%
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 414,475
New York 17.5%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 157,539
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 131,322
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 160,806
City of New York
5.000% 08/01/25, Series C 350,000 362,614
5.000% 08/01/27, Series A 735,000 762,632
5.000% 08/01/27, Series C-1 175,000 188,788
5.000% 08/01/27, Series E 150,000 161,818
5.000% 08/01/28, Series A-1 455,000 500,443
5.000% 08/01/28, Series C 620,000 649,512
5.000% 08/01/30, Series 1 605,000 655,098
5.000% 08/01/30, Series A-1 1,000,000 1,141,424
5.000% 04/01/32, Series L-5 240,000 277,104
5.000% 08/01/32, Series C-1 580,000 662,852
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 295,071
3.000% 07/01/36, Series B 320,000 271,516
5.000% 07/01/45, Series A 500,000 502,705
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 332,199
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(b)
220,000 187,811
5.250% 09/01/29, Series C 140,000 159,017
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 09/01/34 810,000 891,086
5.000% 09/01/34, Series A 400,000 453,301
5.000% 09/01/37, Series A 250,000 277,645
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 285,653
5.000% 11/15/27, Series C-1 250,000 256,383
5.000% 11/15/28, Series C-1 635,000 675,577
5.000% 11/15/31, Series C-1 560,000 596,437
5.000% 11/15/31, Series D 380,000 396,794
5.000% 11/15/31, Series D-1 705,000 725,943
5.000% 11/15/32, Series D 1,590,000 1,695,397
5.000% 11/15/33, Series D-1 555,000 575,726
4.000% 11/15/35, Series C-1 850,000 856,557
5.000% 11/15/35, Series B 305,000 317,135
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 126,970
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 259,864
2.000% 11/01/35, Series D-1B 370,000 295,756
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27, Series CC-2 285,000 299,399
5.000% 06/15/28, Series BB-2 530,000 576,859
5.000% 06/15/28, Series CC-2 880,000 947,191
5.000% 06/15/28, Series EE 245,000 249,228
5.000% 06/15/28, Series FF 200,000 207,225
5.000% 06/15/28, Series HH 785,000 815,797
5.000% 06/15/29, Series AA-2 230,000 260,690
5.000% 06/15/29, Series FF 640,000 665,395
5.000% 06/15/29, Series GG-2 500,000 550,498
5.000% 06/15/30, Series AA-2 335,000 387,194
5.000% 06/15/30, Series EE 125,000 144,475
5.000% 06/15/30, Series GG-1 505,000 583,680
5.000% 06/15/31, Series DD 825,000 970,389
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 639,701
2.400%, 11/15/35 350,000 292,305
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/28, Series A 365,000 393,916
5.000% 07/01/29, Series A 415,000 441,447
5.000% 10/01/29, Series A 160,000 174,302
5.000% 07/01/30, Series A 295,000 306,784
5.000% 10/01/30, Series A 340,000 363,280
5.000% 08/01/31, Series A 200,000 204,339
5.000% 10/01/31, Series A 310,000 330,957
5.000% 08/01/32, Series A 390,000 398,486
5.000% 05/01/33, Series A 400,000 412,486
2.000% 07/01/33, Series 1 1,060,000 901,005
5.000% 07/01/33, Series A 525,000 575,556
5.000% 08/01/33, Series A 110,000 112,401
5.000% 10/01/33, Series A 1,090,000 1,181,610
5.000% 07/01/34, Series A 1,000,000 1,086,748

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 10/01/34, Series A 300,000 314,220
5.000% 10/01/34, Series A 2,115,000 2,347,732
4.000% 07/01/35, Series A 1,650,000 1,702,667
5.000% 07/01/35, Series A 450,000 468,007
5.000% 10/01/35, Series A 870,000 981,101
5.000% 05/01/38, Series A 750,000 810,146
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 536,193
5.000% 06/15/31 265,000 269,601
New York State Housing Finance Agency
Revenue Bonds
1.100% 05/01/26, Series E 250,000 233,394
1.100% 11/01/61, Series J-2
(Mandatory Put 05/01/27) 1,335,000 1,195,973
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 221,509
5.000% 01/01/30, Series K 590,000 607,361
4.000% 01/01/36, Series O 250,000 262,997
4.000% 01/01/38, Series B 150,000 151,442
4.000% 01/01/41, Series O 1,000,000 1,003,161
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 207,077
3.000% 08/01/31 250,000 221,785
5.000% 12/01/31 1,000,000 1,088,679
5.000% 12/01/32, Series A 180,000 192,688
5.000% 12/01/32, Series C 200,000 224,205
5.000% 01/01/34 175,000 180,690
5.000% 07/01/34, Series A-P3 1,490,000 1,499,452
5.000% 10/01/35 880,000 920,879
5.000% 01/01/36 150,000 154,304
5.000% 12/01/36, Series A 425,000 447,782
5.000% 10/01/40 1,000,000 1,026,609
4.000% 12/01/42, Series C 160,000 152,673
4.375% 10/01/45 2,750,000 2,660,714
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 273,905
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 118,397
5.000% 09/15/27, Series 207 860,000 915,391
5.000% 09/15/29, Series 207 800,000 848,364
5.000% 07/15/31, Series 209 300,000 333,732
5.000% 09/15/31, Series 207 500,000 536,569
3.250% 05/01/33, Series 189 230,000 231,473
5.000% 10/15/33, Series 194 440,000 460,851
5.000% 11/15/33, Series 205 835,000 914,764
5.000% 07/15/35, Series 222 870,000 987,509
5.000% 10/15/35, Series 194 405,000 425,155
State of New York Mortgage Agency
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 490,711
1.900% 10/01/31, Series 233 250,000 215,943
2.400% 10/01/34, Series 220 140,000 119,288
2.650% 10/01/34, Series 223 250,000 218,812
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.200% 10/01/36, Series 239 560,000 425,335
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/31, Series A 485,000 513,865
5.000% 11/15/31, Series B 490,000 529,171
0.000% 11/15/32, Series B
(b)
220,000 165,368
5.000% 11/15/36, Series B 1,000,000 1,072,819
Total New York 60,600,301
North Carolina 0.3%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 225,751
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 234,578
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 249,583
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 158,796
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 334,834
Total North Carolina 1,203,542
North Dakota 0.5%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 824,861
County of Ward, Series C
Revenue Bonds
5.000%, 06/01/34 200,000 184,956
5.000%, 06/01/43 500,000 425,218
North Dakota Housing Finance Agency
Series A
Revenue Bonds
2.750%, 07/01/27 185,000 180,481
Total North Dakota 1,615,516
Ohio 4.2%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 236,242
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 928,353
5.000% 02/15/35, Series B 1,000,000 1,108,082
5.000% 02/15/35, Series C 250,000 276,893
4.000% 02/15/36, Series A 385,000 393,368
City of Columbus, Series A
4.000%, 08/15/27 380,000 389,159
5.000%, 04/01/28 125,000 137,941
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 370,935

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 597,808
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 194,970
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 65,794
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 847,042
5.700% 02/15/34, Series A-4 285,000 327,036
5.750% 02/15/35, Series A-4 150,000 178,168
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,655,000 1,854,916
5.000% 12/01/29 1,050,000 1,190,575
5.000% 12/01/30, Series A 325,000 346,504
5.000% 12/01/32, Series A 1,010,000 1,076,745
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 2,000,000 2,166,162
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 121,490
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 124,394
3.250% 01/01/37, Series A 140,000 133,320
4.000% 01/01/40, Series B 600,000 604,546
4.000% 01/01/46, Series B 575,000 556,697
State of Ohio
5.000% 09/15/28, Series B 195,000 216,329
Total Ohio 14,443,469
Oklahoma 0.6%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 196,391
5.000%, 06/01/30 200,000 212,517
5.000%, 06/01/31 525,000 557,878
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 134,012
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 491,702
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 338,868
Total Oklahoma 1,931,368
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oregon 0.9%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 424,185
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 655,000 697,454
5.000%, 08/15/45 700,000 731,109
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 991,938
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 217,500
4.000%, 05/15/41 240,000 232,785
Total Oregon 3,294,971
Pennsylvania 5.9%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 1,000,000 989,290
4.000%, 04/01/44 680,000 609,463
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 989,354
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 332,677
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 146,706
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 84,818
4.000% 09/01/41, Series A 440,000 428,329
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 267,955
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,033,817
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 272,420
5.000% 01/01/28, Series 1 600,000 643,984
5.000% 09/15/28, Series 2 200,000 213,684
5.000% 03/15/29, Series 1 955,000 983,208
5.000% 03/15/31, Series 1 340,000 350,903
4.000% 09/15/31 505,000 523,688
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 938,229

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(a)
100,000 94,042
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 45,000 49,483
5.500% 08/01/28, Series A 1,230,000 1,371,240
5.750% 07/01/32 100,000 122,118
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 386,790
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 102,873
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 325,473
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 487,353
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 477,904
3.650% 10/01/32, Series 122 135,000 135,237
3.550% 10/01/33, Series 127B 360,000 355,920
2.070% 10/01/36, Series 136 100,000 77,461
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 486,748
5.000% 06/01/28, Series B-2 320,000 340,339
6.000% 12/01/30, Series E 760,000 846,319
5.000% 12/01/33 475,000 556,169
5.000% 06/01/36, Series B 1,000,000 1,045,183
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 322,550
5.000% 04/01/33, Series 2015 225,000 232,525
4.000% 05/01/42 1,000,000 734,535
5.000% 09/01/42, Series A 200,000 204,866
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 136,920
5.000% 09/01/31, Series B 1,050,000 1,203,168
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 490,984
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,066,431
Total Pennsylvania 20,461,156
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 914,360
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 398,195
Total Rhode Island 1,312,555
South Carolina 1.2%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 98,788
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 328,146
5.000% 05/01/43, Series A 650,000 660,999
4.000% 12/01/44, Series A 950,000 909,690
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 992,479
5.000%, 12/01/33 1,125,000 1,175,843
Total South Carolina 4,165,945
South Dakota 0.6%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 190,569
4.000% 07/01/37 150,000 148,656
5.000% 11/01/44, Series B 1,000,000 1,010,130
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 487,206
3.400% 11/01/32, Series B 355,000 350,094
Total South Dakota 2,186,655
Tennessee 0.9%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 103,610
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,134,389
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 159,966

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,525,144
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 245,000 239,353
Total Tennessee 3,162,462
Texas 9.9%
Alamo Community College District
5.000%, 08/15/28 330,000 357,869
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 247,349
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(b)
150,000 126,181
0.000% 08/15/29, Series A
(b)
270,000 219,040
5.000% 08/15/33, Series C 225,000 229,003
5.000% 08/15/34, Series C 1,740,000 1,760,234
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 203,434
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,603,973
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 619,463
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 273,965
City of Houston
Series A
5.000%, 03/01/26 355,000 371,269
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 501,008
4.000% 07/15/41, Series B-1 1,450,000 1,290,540
4.500% 07/01/53, Series A 1,000,000 1,011,215
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 739,017
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000% 02/01/30 205,000 219,768
4.000% 02/01/32, Series B 1,000,000 1,083,408
5.000% 02/01/36 1,130,000 1,245,114
County of Harris, Series A
5.000%, 10/01/25 225,000 234,219
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 10/01/28 100,000 110,795
Dallas College
5.000%, 02/15/33 900,000 976,894
Dallas Fort Worth International Airport
Revenue Bonds
4.000%, 11/01/34 1,255,000 1,308,851
Fort Bend Independent School District
5.000%, 08/15/29 480,000 519,252
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 246,403
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(b)
200,000 118,002
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 399,813
5.000%, 05/15/35 350,000 383,575
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 330,558
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 106,007
4.000% 08/15/40, Series A 225,000 221,331
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 260,446
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(b)
230,000 200,372
5.000% 01/01/29, Series A 250,000 261,938
5.000% 01/01/29, Series B 325,000 333,731
0.000% 01/01/30, Series D
(b)
500,000 406,459
5.000% 01/01/30, Series A 545,000 566,256
5.000% 01/01/31, Series A 850,000 890,614
0.000% 01/01/34, Series D
(b)
410,000 283,024
5.000% 01/01/36, Series A 370,000 390,903
4.000% 01/01/37, Series A 465,000 467,370
4.000% 01/01/38, Series A 1,825,000 1,825,848
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 104,007
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 950,939
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 966,408
Round Rock Independent School District
Series A
5.000%, 08/01/30 315,000 353,660
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/30 400,000 420,909
5.000%, 05/15/31 840,000 884,806

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Texas
Series A
5.000%, 10/01/29 270,000 282,590
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 130,018
5.000% 05/15/37 100,000 89,721
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 231,645
Texas Water Development Board
Revenue Bonds
5.000% 04/15/28, Series A 315,000 341,172
5.000% 10/15/28, Series A 200,000 219,246
5.000% 08/01/30 750,000 859,177
5.000% 10/15/30, Series A 335,000 349,499
5.000% 10/15/31, Series A 605,000 629,769
5.000% 08/01/32 500,000 574,021
5.000% 10/15/32, Series B 1,000,000 1,108,861
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 811,411
5.000%, 08/01/30 550,000 620,170
3.000%, 08/01/31 1,415,000 1,412,714
Total Texas 34,285,254
Utah 1.0%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 106,627
5.000%, 07/01/35 500,000 523,742
5.000%, 07/01/37 1,515,000 1,576,131
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 570,669
5.000%, 07/01/35 700,000 798,714
Total Utah 3,575,883
Virginia 0.1%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 227,325
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 242,387
Total Virginia 469,712
Washington 1.8%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,550,582
County of King
4.000%, 07/01/30 250,000 261,153
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 249,454
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 522,139
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 211,461
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,072,814
5.000% 07/01/29, Series B 210,000 219,760
5.000% 08/01/31, Series A-1 450,000 525,759
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 157,728
5.000% 10/01/38, Series D 350,000 351,019
5.000% 08/15/45, Series A 425,000 425,916
5.000% 09/01/45 300,000 314,934
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 209,195
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 88,103
Total Washington 6,160,017
Wisconsin 1.0%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 204,114
4.000%, 01/01/45 200,000 188,483
State of Wisconsin
5.000% 05/01/27 240,000 248,101
5.000% 05/01/28, Series 4 450,000 460,630
5.000% 11/01/28, Series 2 500,000 529,129
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 165,802
4.000% 04/01/39, Series A 1,450,000 1,435,424
3.500% 02/15/46, Series A 405,000 314,910
Total Wisconsin 3,546,593
Total Municipal Bonds
(Cost $352,631,384) 342,205,152
Money Market Funds 0.2%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 3.579%
(c)
556,890 556,834
Total Money Market Funds
(Cost $556,834) 556,834
Total Investments in Securities
(Cost $353,188,218) 342,761,986
Other Assets & Liabilities, Net 4,427,116
Net Assets 347,189,102

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2023 (Unaudited)
14 Columbia Multi-Sector Municipal Income ETF | Third Quarter Report 2023
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to
$3,023,059, which represents 0.87% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at July 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT303_10_N01_(09/23)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.